BACKGROUND	6 Months Ended
Jun. 30, 2025
Background
BACKGROUND

1.	BACKGROUND

On June 4, 2021, Codere Online Luxembourg, S.A. (the “Company” or “Parent” and, together with its subsidiaries, “Codere Online”), was incorporated and registered in Luxembourg as a public limited company (société anonyme) under the laws of Luxembourg with its registered office at 7, rue Robert Stumper, L-2557 Luxembourg, Grand Duchy of Luxembourg and has been registered with the Luxembourg trade and companies register (Registre de commerce et des sociétés, Luxembourg) under the number B255798.

Codere Online is comprised of the former online gambling operations of its majority shareholder Codere Group Topco, S.A. and its subsidiaries (“Codere Group”) in Spain, Mexico, Colombia, Panama, and Argentina focused on online gambling and other online services. Codere Group controls Codere Online through its operating Spanish Holdco, Codere Newco, S.A.U. (“CNEW”), which holds 65.9% of the ordinary shares of the Company.

Codere Group is a leading international gaming operator that operates slot machines, bingo seats and sports betting terminals in Latin America (Argentina, Colombia, Mexico, Panama and Uruguay), Spain and Italy, across various gaming venues, including gaming halls, arcades, bars, sports betting shops and horse racetracks.

Codere Online´s perimeter consists of 9 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Israel and Argentina) and 2 holding companies (Spain and Luxembourg).

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U. (SEJO)	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS	Operating Entity	100%	Colombia
Operating Management Services Panama S.A.	Operating Entity	100%	Panama
LIFO AenP	Operating Entity	99.99%	Mexico
Codere Online Mexico S.A. de C.V.	Supporting Entity	100%	Mexico
Codere Online Argentina, S.A.	Operating Entity	95%	Argentina
Codere Online Argentina, S.A. Unión Transitoria	Operating Entity	92.2%*	Argentina
Codere Israel Marketing Support Services LTD.	Supporting Entity	100%	Israel

*	1% directly through SEJO and 96% indirectly through Codere Online S.A.U´s 95% ownership of Codere Online Argentina, S.A.

Codere (Gibraltar) Marketing Services LTD. and Codere Online Operator LTD., both previously included within the reporting perimeter, were liquidated on January 17, 2024 and August 28, 2024, respectively, and have therefore been excluded.